Trade payables and other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables and other liabilities

FOR THE YEAR ENDED DECEMBER 31	NOTE	2019	2018
Trade payables and accruals		2,604	2,535
Compensation payable		589	589
Maple Leaf Sports and Entertainment Ltd. (MLSE) financial liability (1)	26	135	135
Taxes payable		101	129
Derivative liabilities	26	49	27
Severance and other costs payable		35	63
Provisions	23	33	66
CRTC tangible benefits obligation	26	28	38
CRTC deferral account obligation	26	13	16
Other current liabilities		367	343
Total trade payables and other liabilities		3,954	3,941

(1)
Represents BCE’s obligation to repurchase the BCE Master Trust Fund’s (Master Trust Fund) 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recorded in Other expense in the income statements.